Accrued Expenses And Other Payables	12 Months Ended
Dec. 31, 2011
Accrued Expenses And Other Payables [Text Block]

13. Accrued expenses and other payables

Accrued expenses and other payables consist of the following:

	December 31,
	2010	2011	2011
	RMB’000	RMB’000	US$’000

Accrued selling and marketing expenses	16,924	19,069	3,030
Accrued salaries, bonus and welfare expenses	8,227	11,391	1,810
Other taxes payable	5,124	10,422	1,656
Payable to plant, property and equipment vendors	6,923	3,680	585
Payable to R&D service contractors	33	1,535	244
Advances from customers	547	733	116
Other accrued expenses	1,774	1,559	248

Total accrued expenses and other payables	39,552	48,389	7,689